Share Based Payments	12 Months Ended
Dec. 31, 2019
Share Based Payments [abstract]
Share Based Payments

20.   Share Based Payments

During the year ended December 31, 2019, the Company recognized $5,471 (year ended December 31, 2018 - $2,343) of share-based payment expenses related to the outstanding deferred, restricted and performance share units.

For the year ended December 31, 2019, the Company recognized a share-based payment expense of $542, related to stock options (year ended December 31, 2018 – $1,357).

(a)    Deferred Share Units

	Cash Settled
	Number of Deferred Share Units	Fair Value
Outstanding, December 31, 2017	974,179	$5,094
Granted	101,612	482
Units paid out in cash	(225,724)	(1,251)
Changes in fair value	-	(1,209)
Outstanding, December 31, 2018	850,067	3,116
Granted	111,804	455
Changes in fair value	-	347
Outstanding, December 31, 2019	961,871	$3,918

(b)    Restricted Share Units

	Cash Settled		Equity Settled
	Number of Restricted Share Units	Fair Value	Number of Restricted Share Units
Outstanding, December 31, 2017	980,476	$3,935	390,751
Granted	87,759	414	422,030
Units paid out in cash	(405,821)	(1,915)	-
Vested	-	-	(78,150)
Forfeited or cancelled	(3,029)	(15)	-
Changes in fair value and vesting	-	(362)	-
Outstanding, December 31, 2018	659,385	2,057	734,631
Granted	139,661	506	633,914
Units paid out in cash	(406,611)	(1,466)	-
Vested	-	-	(201,633)
Changes in fair value and vesting	-	60	-
Outstanding, December 31, 2019	392,435	$1,157	1,166,912
Current portion		911
Non-current portion		246
Outstanding, December 31, 2019		$1,157

During the year ended December 31, 2019, the Company granted 633,914  (year ended December 31, 2018 – 422,030) equity-settled RSUs with a fair value of $3.62  (C$4.83) per share unit (year ended December 31, 2018 – between $4.71  (C$6.20) and $5.54  (C$7.15) per share unit).

(c)    Performance Share Units

	Cash Settled		Equity Settled
	Number of Performance Share Units	Fair Value	Number of Performance Share Units
Outstanding, December 31, 2017	553,459	$2,691	-
Granted	-	-	1,002,166
Units paid out in cash	(553,459)	(2,596)	-
Changes in fair value and vesting	-	(95)	-
Outstanding, December 31, 2018	-	-	1,002,166
Granted	-	-	422,609
Vested	-	-	(150,325)
Outstanding, December 31, 2019	-	$-	1,274,450

During the year ended December 31, 2019, the Company granted 422,609 (December 31, 2018 – 1,002,166) equity settled, PSUs with a fair value of $3.62  (C$4.83) (December 31, 2018 – $4.71  (C$6.20)) on the grant date.  These share units vest as to 20% on the first anniversary, 30% on the second anniversary and 50% on the third anniversary of the date of grant based on prescribed performance metrics. The PSUs granted during the year ended December 31, 2019 are subject to a multiplier ranging from 50% to 200% depending on the achievement level of certain performance targets.

d)    Stock Options

The Company’s Stock Option Plan, as amended and approved from time to time, permits the Company to issue up to 12,200,000 stock options. As at December 31, 2019, a total of 1,574,403 stock options were available for issuance under the plan.

	Number of stock options	Weighted average exercise price
		Canadian dollars
Outstanding, December 31, 2017	1,155,527	$5.56
Exercised	(20,000)	0.85
Granted	648,502	6.21
Outstanding, December 31, 2018	1,784,029	5.85
Outstanding, December 31, 2019	1,784,029	$5.85
Vested and exercisable, December 31, 2018	826,680	$5.37
Vested and exercisable, December 31, 2019	1,459,779	$5.77

No options were granted during the year ended December 31, 2019.  The assumptions used to estimate the fair value of the stock options granted during the year ended December 31, 2018 were a risk-free interest rate of 1.79% - 1.90%, expected volatility of 67.56% - 68.16%, expected life of 3 years, expected forfeiture rate of 5.57%, and an expected dividend yield of nil. The fair value, as determined using the BlackScholes model, was between $2.06 and $2.38 (C$2.69 and C$3.09) per option granted in the period.